Investment in Joint Venture - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 19, 2007
Schedule of Equity Method Investments [Line Items]
Negative basis difference						$ 9,416
Negative basis difference accreted on a straight-line basis Period			13 years
Cash dividends received, recorded as reduction in Company's investment in joint venture		500	1,000	500	566
Equity income, net of tax	860	475	995	888	1,530
Dowa - Olin Metal Corporation [Member]
Schedule of Equity Method Investments [Line Items]
Interest in joint venture	50.00%		50.00%
Carrying value as a result of bargain purchase event						0
Negative basis difference	5,373		5,735	6,459		9,416
Negative basis difference accreted on a straight-line basis Period	13 years		13 years
Accretion of negative basis difference	362	362	724
Cash dividends received, recorded as reduction in Company's investment in joint venture	0	500	1,000	500	566
Equity income, net of tax	860	475	995	888	1,530
Undistributed earnings of joint venture in retained earnings	$ 922		$ 62	$ 67